CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income/(loss)	$ (134,197)	$ (10,535)	$ 16,580
Adjustments to reconcile net income/(loss) to net cash from operating activities:
Depreciation and amortization of deferred charges	42,991	48,904	52,206
Impairment loss (Note 4)	104,395	13,987	0
Amortization of financing costs (Note 9)	1,066	1,126	1,939
Compensation cost on restricted stock (Note 8)	10,511	7,581	7,279
Actuarial gain/(loss)	(40)	(178)	(7)
Loss from sale of vessels (Note 4)	1,085	6,171	1,448
Gain from loan to a related party (Note 3(b))	0	0	(5,000)
(Gain)/loss on extinguishment of debt (Note 6)	(374)	188	0
(Gain)/loss from related party investments (Note 3(b) and (d))	1,110	1,583	(14)
(Increase) / Decrease in:
Accounts receivable, trade	2,627	(4,914)	1,989
Due from related parties	(1,173)	(23)	43
Inventories	809	309	(65)
Prepaid expenses and other assets	1,967	(2,846)	(1,197)
Other non-current assets	(252)	(2,941)	0
Increase / (Decrease) in:
Accounts payable, trade and other	(2,836)	321	3,119
Due to related parties	(31)	(97)	(89)
Accrued liabilities, net of accrued preferred dividends	(780)	(2,109)	5,131
Deferred revenue	310	(1,558)	883
Other non-current liabilities	168	143	(59)
Drydock costs	(10,122)	(5,230)	(4,256)
Net cash provided by Operating Activities	17,234	49,882	79,930
Cash Flows from Investing Activities:
Payments for vessel improvements (Note 4)	(6,001)	(2,804)	(2,573)
Proceeds from sale of vessels (Note 4)	15,623	41,326	14,578
Proceeds from sale of related party investment (Note 3(b))	1,500	0	0
Payments to joint venture (Note 3(d))	(500)	0	0
Proceeds from loan to a related party (Note 3(b))	0	0	87,617
Payments to acquire furniture and fixtures (Note 5)	(138)	(125)	(252)
Net cash provided by / (used in) Investing Activities	10,484	38,397	99,370
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt (Note 6)	0	44,000	100,000
Proceeds from issuance of preferred stock (Note 8(c))	0	960	0
Payments of dividends, preferred stock (Note 8(b))	(5,769)	(5,769)	(5,769)
Payments for repurchase of common stock (Note 8(e))	(11,999)	(49,679)	(15,157)
Payments of financing costs	(567)	(357)	(2,833)
Repayments of long-term debt	(54,762)	(100,553)	(169,943)
Net cash provided by / (used in) Financing Activities	(73,097)	(111,398)	(93,702)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(45,379)	(23,119)	85,598
Cash, cash equivalents and restricted cash at beginning of the year	128,288	151,407	65,809
Cash, cash equivalents and restricted cash at end of the year	82,909	128,288	151,407
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	62,909	107,288	126,825
Restricted cash	20,000	21,000	24,582
Cash, cash equivalents and restricted cash at end of the year	82,909	128,288	151,407
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash investments (Note 4)	2,474	0	0
Interest paid	$ 21,397	$ 28,554	$ 25,683